Accumulated other comprehensive (loss) income (Tables)	12 Months Ended
Dec. 31, 2015
Accumulated other comprehensive (loss) income
Schedule of accumulated other comprehensive (loss) income

Foreign currency translation adjustments
Balance as of December 31, 2012	(11,603)
Other comprehensive loss	(16,873)

Balance as of December 31, 2013	(28,476)
Other comprehensive income	32,639

Balance as of December 31, 2014	4,163
Other comprehensive income	132,647
Balance as of December 31, 2015	136,810

Balance as of December 31, 2015 in US$	21,120